UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):     [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shapiro Capital Management LLC
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Address: 3060 Peachtree Road, NW Suite 1555
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         Atlanta GA  30306
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Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
NAME:      MICHAEL MCCARTHY
           ----------------
Title:     PRINCIPAL
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Phone:     404-842-9600
           ----------------

Signature, Place, and Date of Signing:

    [Signature]                     [City, State]                        [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number               Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:   Shapiro Capital Management LLC 12/31/2009

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            40


Form 13F Information Table Value Total      $2,284,288,654

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No. Form 13F File Number Name

         -------------------------           --------------------------

         [Repeat as necessary.]
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                                                             FORM 13F
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                                                                                                (SEC USE ONLY)
Page 1                                          Name of Reporting Manager :              Shapiro Capital Management Company, Inc
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             Item 1:             Item 2:    Item 3:      Item 4:      Item 5:          Item 6               Item 7
                                                                     Shares of   Investment Discretion
                                  Title of   CUSIP      Fair        Principal           (b) Shared (c) Shared Manager's
Name of Issuer                     Class     Number  Market Value    Amount    (a) Sole  As defined    Other See Instr V

                                                                                                                 Item 8
                                                                                                      Voting Authority (shares)

                                                                                                     (a) Sole    (b)Shared  (c) None
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
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PetSmart Inc.                        Common  716768106     $149,750,143    5,610,721   x                4,427,074     1,183,647
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Nalco Holding Co                     Common  62985Q101     $144,392,850    5,660,245   x                4,490,893     1,169,352
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Cooper Companies, Inc. (The)         Common  216648402     $135,109,250    3,544,314   x                2,767,521       776,793
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Constellation Brands Inc. - A   Cl A Common  21036p108     $124,678,630    7,826,656   x                6,153,393     1,673,263
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Tidewater Inc                        Common  886423102     $120,706,693    2,517,345   x                2,031,920       485,425
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Live Nation                          Common  538034109     $118,354,263   13,907,669   x               11,114,749     2,792,920
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Zebra Technologies Cp Class A   Cl A Common  989207105     $115,305,035    4,067,197   x                3,274,278       792,919
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NV Energy, Inc.                      Common  67073Y106     $112,138,189    9,058,012   x                7,016,535     2,041,477
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BJ's Wholesale Club, Inc             Common  05548j106     $103,799,134    3,173,315   x                2,604,945       568,370
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Corn Products International
  Inc.                               Common  219023108     $103,068,488    3,526,120   x                2,928,270       597,850
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Kansas City Southern                 Common  485170302      $97,361,099    2,924,635   x                2,308,095       616,540
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Cabot Microelectronics Com           Common  12709p103      $95,792,670    2,906,331   x                2,382,524       523,807
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International Flavors &
  Fragrances                         Common  459506101      $93,828,821    2,280,720   x                1,835,820       444,900
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OGE Energy Corp                      Common  670837103      $88,230,182    2,391,710   x                1,900,610       491,100
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Checkpoint Systems Inc               Common  162825103      $85,018,948    5,575,013   x                4,570,963     1,004,050
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US Cellular Corp                     Common  911684108      $84,210,144    1,985,620   x                1,535,084       450,536
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Hanesbrands, Inc.                    Common  410345102      $63,673,473    2,640,957   x                2,076,700       564,257
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John Bean Technologies Corp.         Common  477839104      $63,518,521    3,734,187   x                3,220,787       513,400
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Cal Dive International Inc.          Common  12802t101      $54,003,597    7,143,333   x                5,650,134     1,493,199
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Haynes International Inc.            Common  420877201      $49,986,542    1,516,122   x                1,284,922       231,200
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Accuray Inc.                         Common  004397105      $44,884,611    8,000,822   x                6,560,503     1,440,319
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Tyco International Ltd               Common  h89128104      $34,409,828      964,401   x                  636,433       327,968
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Tyco Electronics LTD                 Common  h8912p106      $34,382,643    1,400,515   x                  903,823       496,692
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Western Union Co                     Common  959802109      $33,539,447    1,779,281   x                1,244,228       535,053
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        SubTotal Page 1                                  $2,150,143,201  104,135,241                   82,920,204    21,215,037
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General Electric Com                 Common  369604103      $25,223,776    1,667,137   x                  907,935       759,202
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Ishares Russell 2000                    ETF  464287655      $22,170,883      355,075   x                  354,975           100
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Time Warner Inc. New                 Common  887317303      $19,341,918      663,758   x                  411,142       252,616
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Time Warner Cable-A             Cl A Common  88732J207      $19,010,924      459,312   x                        0       459,312
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California Pizza Kitchen Inc         Common  13054d109      $17,049,489    1,267,620   x                1,097,720       169,900
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Ishares Trust Russell 2000
  Value Index Fun                    ETF     464287630      $11,584,204      199,590   x                  184,310        15,280
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Spdr Trust Series 1                     ETF  78462F103       $8,901,270       79,875   x                        0        79,875
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American Express Co                  Common  025816109       $7,573,593      186,910   x                        0       186,910
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Encore Energy Partners LP
  Com Unit                           Common  29257A106         $924,603       46,650   x                        0        46,650
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Post Properties 7.625%            Preferred  737464305         $563,300       26,200   x                        0        26,200
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Cincinnati Bell 6.75% Series B    Preferred  171871403         $518,401       14,100   x                        0        14,100
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Portland General Electric Co.        Common  736508847         $317,886       15,575   x                        0        15,575
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Bank Of America Corp                 Common  060505104         $271,080       18,000   x                        0        18,000
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E I Dupont                           Common  263534109         $252,525        7,500   x                        0         7,500
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Encore Acquisition Company           Common  29255w100         $235,298        4,900   x                        0         4,900
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Telephone And Data Systems        Preferred  879433878         $206,304        8,400   x                        0         8,400
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        SubTotal Page 2                                    $134,145,453    5,020,602                    2,956,082     2,064,520
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          Grand Total                                    $2,284,288,654  109,155,843                  $85,876,286    23,279,557
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